Provision for legal claims (Details) - Provision For Probable Losses [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Opening balance	R$ 1,207	R$ 1,594
Additions	303	453
Monetary restatement	114	173
Reversal/payments	(800)	(1,013)
Total balance	824	1,207
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	990	1,399
Additions	278	131
Monetary restatement	114	173
Reversal/payments	(580)	(713)
Total balance	802	990
Regulatory [Member]
Disclosure of other provisions [line items]
Opening balance
Additions		300
Monetary restatement
Reversal/payments		(300)
Total balance
Tax [Member]
Disclosure of other provisions [line items]
Opening balance	195	195
Additions
Monetary restatement
Reversal/payments	(195)
Total balance		195
Civil [Member]
Disclosure of other provisions [line items]
Opening balance	22
Additions	25	22
Monetary restatement
Reversal/payments	(25)
Total balance	R$ 22	R$ 22